Financial and capital management - Capital Management (Details)			12 Months Ended
	Feb. 07, 2024 $ / shares	Feb. 01, 2023 $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jan. 31, 2023 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			3.48	3.30
Exceeded limit in internal net debt leverage ratio			0.98
Exceeded limit in target adjusted EBITDA to net interest expense ratio			0.56
Adjusted EBITDA to adjusted net interest expense ratio			6.94	8.50
Approved increase in annual dividend		5.20%
Dividends paid, ordinary shares per share (in cad per share)		$ 3.87				$ 3.68
Percentage of preferred shares included in debt leverage calculation			50.00%
Percentage of preferred shares included in adjusted EBITDA to net interest ratio			50.00%
Forecast
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio					3.0
Dividend Approval
Disclosure of objectives, policies and processes for managing capital [line items]
Approved increase in annual dividend	3.10%
Dividends paid, ordinary shares per share (in cad per share)	$ 3.99
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.0	2.0
Target adjusted EBITDA to net interest expense ratio			7.5	7.5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.5	2.5